Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Wages and Salaries	$ 12,208	$ 12,145	$ 11,161
Social security contributions	3,320	3,230	2,813
Net service costs	671	646	281
Other components of defined benefit plans, net	(78)	248	132
Total	$ 16,121	$ 16,268	$ 14,387